Leases (Details) - Schedule of Supplemental Balance Sheet Information - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Right-of-use assets(“ROU”), net	$ 3,474,737	$ 3,076,855
Operating lease ROU	3,406,861	3,076,855
Finance lease ROU	67,876
Lease liabilities - current	218,578	157,489
Current operating lease obligation	203,347	157,489
Current finance lease obligation	15,231
Lease liabilities – non-current	456,933	37,992
Non-current operating lease obligation	413,871	37,992
Non-current finance lease obligation	43,062
Total lease obligation	$ 675,511	$ 195,481